Document and Entity Information	Aug. 31, 2021
Cover [Abstract]
Entity Registrant Name	FLUIDIGM CORP
Amendment Flag	false
Entity Central Index Key	0001162194
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34180
Entity Tax Identification Number	77-0513190
Entity Address, Address Line One	2 Tower Place
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FLDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false